Fair Value of Financial Instruments and Fair Value Measurements, Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-Sale Securities [Member]
Fair Value Measured Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Balance, Beginning	$ 1,138,238	$ 1,122,427	$ 1,016,997
Purchases, Sales, Issuances and Settlements
Transfers into Level 3	0	788,933	0
Transfers out of Level 3	(41,908)	0	0
Securities Purchased During the Year	0	0	0
Securities Called During the Year	0	(1,000,000)	0
Loss on OTTI Impairment Included in Noninterest Income	(366,623)	(59,568)	(53,058)
Unrealized Gains Included in Other Comprehensive Income	211,558	78,201	158,488
Balance, Ending	941,265	1,138,238	1,122,427
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	259,348,058	263,059,074
State, County & Municipal	3,909,832	4,004,010
Corporate Obligations		1,104,900
Asset-Backed Securities		132,427
Securities Available for Sale	263,257,890	268,300,411
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	0	0
Corporate Obligations		0
Asset-Backed Securities		0
Securities Available for Sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	259,348,058	263,059,074
State, County & Municipal	2,968,567	2,998,199
Corporate Obligations		1,104,900
Asset-Backed Securities		0
Securities Available for Sale	262,316,625	267,162,173
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	941,265	1,005,811
Corporate Obligations		0
Asset-Backed Securities		132,427
Securities Available for Sale	941,265	1,138,238
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	11,675,691	22,006,150
Other Real Estate	7,019,799	8,817,204
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	11,675,691	22,006,150
Other Real Estate	$ 7,019,799	$ 8,817,204